CONVERTIBLE SENIOR NOTES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 04, 2013
Debt Instrument [Line Items]
Total net proceeds from issuance of senior convertible notes	$ 50,000,000	$ 350,000,000
Debt issuance costs	5,670,000	8,256,000
Debt issuance costs amortization	1,812,000	3,483,000	2,558,000
2.00% Convertible Senior Notes due December 15, 2018 [Member]
Debt Instrument [Line Items]
Aggregate principle amount				350,000,000
Convertible senior notes, initial purchasers right to purchase additional notes exercisable period	30 days
Number of ADSs issuable upon conversion of notes per $1,000 principal amount	49.2402
Convertible senior notes, principal amount base for conversion rate of 49.2402 ADSs	1,000.00
Convertible senior notes, conversion price				$ 20.31
Convertible senior notes, redemption price percentage	100.00%
Convertible senior notes, repurchase date	Dec. 15, 2016
Convertible senior notes, repurchase price percentage of principal amounts of notes	100.00%
Total net proceeds from issuance of senior convertible notes	390,455,000
Debt issuance costs	9,545,000
Convertible senior notes, effective interest rate	2.84%
Debt Interest expense	11,033,000	566,000
Contractual interest obligations	8,000,000	402,000
Debt issuance costs amortization	3,033,000	164,000
2.00% Convertible Senior Notes due December 15, 2018 [Member] | Additional Notes [Member]
Debt Instrument [Line Items]
Convertible senior notes, due date	Dec. 15, 2018
Convertible senior notes, interest rate	2.00%
2.00% Convertible Senior Notes due December 15, 2018 [Member] | Additional Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Aggregate principle amount	$ 50,000,000